Non-controlling Interest	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Non-controlling Interest

10. Non-controlling Interest

On July 5, 2023, the Company acquired an 60% equity interest in the newly incorporated entity Drykon for a consideration of $6,780 in cash. The remaining 40% acquired by an entity related to our Chief Executive Officer and Chairman for a consideration of US$4,520 in cash. An Agreement has been signed, between the shareholders of Drykon where all matters about Drykon’s, structure, operations and governance are determined and agreed in writing. Management assessed the terms of the agreement and concludes that there is disproportionality in between the financial interest and voting rights of the Company. More specifically, Pyxis owns 60% of the equity interest in Drykon, however, there are matters in the agreement requiring unanimous vote of all directors resulting in Pyxis only having a 50% share of the voting rights for these specific matters. A number of these matters that require a unanimous vote have been determined by the management to relate to activities that significantly affect the economic performance of Drykon and are considered by the management to be participating rights rather than protective in nature. Based on the above and the relevant guidance under ASC 810 “Consolidation”, management has assessed that Drykon is a VIE. Further, management assessed that Pyxis has a controlling variable interest in this VIE thus, Pyxis should consolidate Drykon. For the year ended December 31, 2023, Drykon recorded a net loss of $502 of which $301 is attributable to Pyxis and $201 is attributable to NCI.

Amount
Balance, January 1, 2023	$—
Non-controlling interest contribution in Drykon	4,520
Net loss attributable to non-controlling interest (40%)	(201)
Balance, December 31, 2023	$4,319